Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Finished products	55,796	50,498	15,688
Inventory in transit	17,018	9,969	4,834
Less – Provision of slow-moving inventory	(885)	(939)	(88)
	71,929	59,528	20,434